Debt and Interest Expense (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt Activity and Debt Outstanding Tables
The following summarizes the Company’s outstanding debt, including capital lease obligations, after eliminating the effect of intercompany transactions:

	December 31, 2018
millions	WES	WGP (1)	Anadarko (2)	Anadarko Consolidated
6.950% Senior Notes due 2019	$—	$—	$300	$300
8.700% Senior Notes due 2019	—	—	600	600
4.850% Senior Notes due 2021	—	—	677	677
WES 5.375% Senior Notes due 2021	500	—	—	500
WES 4.000% Senior Notes due 2022	670	—	—	670
3.450% Senior Notes due 2024	—	—	248	248
6.950% Senior Notes due 2024	—	—	650	650
WES 3.950% Senior Notes due 2025	500	—	—	500
WES 4.650% Senior Notes due 2026	500	—	—	500
5.550% Senior Notes due 2026	—	—	1,100	1,100
7.500% Debentures due 2026	—	—	112	112
7.000% Debentures due 2027	—	—	48	48
7.125% Debentures due 2027	—	—	150	150
WES 4.500% Notes due 2028	400	—	—	400
WES 4.750% Notes due 2028	400	—	—	400
6.625% Debentures due 2028	—	—	14	14
7.150% Debentures due 2028	—	—	235	235
7.200% Debentures due 2029	—	—	135	135
7.950% Debentures due 2029	—	—	116	116
7.500% Senior Notes due 2031	—	—	900	900
7.875% Senior Notes due 2031	—	—	500	500
Zero Coupon Senior Notes due 2036	—	—	2,270	2,270
6.450% Senior Notes due 2036	—	—	1,750	1,750
7.950% Senior Notes due 2039	—	—	325	325
6.200% Senior Notes due 2040	—	—	750	750
4.500% Senior Notes due 2044	—	—	625	625
WES 5.450% Senior Notes due 2044	600	—	—	600
6.600% Senior Notes due 2046	—	—	1,100	1,100
WES 5.300% Notes due 2048	700	—	—	700
WES 5.500% Notes due 2048	350	—	—	350
7.730% Debentures due 2096	—	—	61	61
7.500% Debentures due 2096	—	—	78	78
7.250% Debentures due 2096	—	—	49	49
WES RCF	220	—	—	220
WGP RCF	—	28	—	28
Total borrowings at face value	$4,840	$28	$12,793	$17,661
Net unamortized discounts, premiums, and debt issuance costs (3)	(53)	—	(1,439)	(1,492)
Total borrowings (4)	4,787	28	11,354	16,169
Capital lease obligations	—	—	248	248
Less short-term debt	—	28	919	947
Total long-term debt	$4,787	$—	$10,683	$15,470

13. Debt and Interest Expense (Continued)

	December 31, 2017
millions	WES	WGP (1)	Anadarko (2)	Anadarko Consolidated
7.050% Debentures due 2018	$—	$—	$114	$114
TEUs - senior amortizing notes due 2018	—	—	17	17
WES 2.600% Senior Notes due 2018	350	—	—	350
6.950% Senior Notes due 2019	—	—	300	300
8.700% Senior Notes due 2019	—	—	600	600
4.850% Senior Notes due 2021	—	—	800	800
WES 5.375% Senior Notes due 2021	500	—	—	500
WES 4.000% Senior Notes due 2022	670	—	—	670
3.450% Senior Notes due 2024	—	—	625	625
6.950% Senior Notes due 2024	—	—	650	650
WES 3.950% Senior Notes due 2025	500	—	—	500
WES 4.650% Senior Notes due 2026	500	—	—	500
5.550% Senior Notes due 2026	—	—	1,100	1,100
7.500% Debentures due 2026	—	—	112	112
7.000% Debentures due 2027	—	—	48	48
7.125% Debentures due 2027	—	—	150	150
6.625% Debentures due 2028	—	—	14	14
7.150% Debentures due 2028	—	—	235	235
7.200% Debentures due 2029	—	—	135	135
7.950% Debentures due 2029	—	—	116	116
7.500% Senior Notes due 2031	—	—	900	900
7.875% Senior Notes due 2031	—	—	500	500
Zero Coupon Senior Notes due 2036	—	—	2,360	2,360
6.450% Senior Notes due 2036	—	—	1,750	1,750
7.950% Senior Notes due 2039	—	—	325	325
6.200% Senior Notes due 2040	—	—	750	750
4.500% Senior Notes due 2044	—	—	625	625
WES 5.450% Senior Notes due 2044	600	—	—	600
6.600% Senior Notes due 2046	—	—	1,100	1,100
7.730% Debentures due 2096	—	—	61	61
7.500% Debentures due 2096	—	—	78	78
7.250% Debentures due 2096	—	—	49	49
WES RCF	370	—	—	370
WGP RCF	—	28	—	28
Total borrowings at face value	$3,490	$28	$13,514	$17,032
Net unamortized discounts, premiums, and debt issuance costs (3)	(25)	—	(1,549)	(1,574)
Total borrowings (4)	3,465	28	11,965	15,458
Capital lease obligations	—	—	231	231
Less short-term debt	—	—	142	142
Total long-term debt	$3,465	$28	$12,054	$15,547

(1)	Excludes WES.

(2)	Excludes WES and WGP.

(3)
Unamortized discounts, premiums, and debt issuance costs are amortized over the term of the related debt. Debt issuance costs related to RCFs are included in other current assets and other assets on the Company’s Consolidated Balance Sheets.

(4)	The Company’s outstanding borrowings, except for borrowings under the WGP RCF, are senior unsecured.
The following summarizes the Company’s borrowing activity, after eliminating the effect of intercompany transactions:

	Carrying Value
millions	WES	WGP (1)	Anadarko (2)	Anadarko Consolidated	Description
Balance at December 31, 2016	$3,091	$28	$11,959	$15,078
Borrowings
	370	—	—	370	WES RCF
Repayments
	—	—	(6)	(6)	7.000% Debentures due 2027
	—	—	(3)	(3)	6.625% Debentures due 2028
	—	—	(1)	(1)	7.950% Debentures due 2029
	—	—	(34)	(34)	TEUs - senior amortizing notes
Other, net	4	—	50	54	Amortization of discounts, premiums, and debt issuance costs
Balance at December 31, 2017	$3,465	$28	$11,965	$15,458
Issuances
	394	—	—	394	WES 4.500% Senior Notes due 2028
	687	—	—	687	WES 5.300% Senior Notes due 2048
	396	—	—	396	WES 4.750% Senior Notes due 2028
	342	—	—	342	WES 5.500% Senior Notes due 2048
Borrowings
	540	—	—	540	WES RCF
Repayments
	—	—	(114)	(114)	7.050% Debentures due 2018
	—	—	(123)	(123)	4.850% Senior Notes due 2021
	—	—	(375)	(375)	3.450% Senior Notes due 2024
	—	—	(35)	(35)	Zero Coupon Notes due 2036
	(350)	—	—	(350)	WES 2.600% Senior Notes due 2018
	(690)	—	—	(690)	WES RCF
	—	—	(17)	(17)	TEUs - senior amortizing notes
Other, net	3	—	53	56	Amortization of discounts, premiums, and debt issuance costs
Balance at December 31, 2018	$4,787	$28	$11,354	$16,169

(1)	Excludes WES.

(2)	Excludes WES and WGP.

Scheduled Maturities Table
Total principal amount of debt maturities related to borrowings for the five years ending December 31, 2023, excluding the potential repayment of the outstanding Zero Coupons that may be put by the holders to the Company annually, were as follows:

	Principal Amount of Debt Maturities
millions	WES	WGP (1)	Anadarko (2)	Anadarko Consolidated
2019	$—	$28	$900	$928
2020	—	—	—	—
2021	500	—	677	1,177
2022	670	—	—	670
2023	220	—	—	220

(1)	Excludes WES.

(2)	Excludes WES and WGP.

Schedule of Future Minimum Lease Payments for Capital Leases
At December 31, 2018, future minimum lease payments related to the Company’s capital leases were:

millions
2019	$58
2020	50
2021	48
2022	45
2023	43
Thereafter	323
Total future minimum lease payments	$567
Less portion representing imputed interest	319
Capital lease obligations	$248

Interest Expense Table
The following summarizes interest expense for the years ended December 31:

millions	2018	2017	2016
Debt and other	$1,028	$1,003	$1,022
Capitalized interest	(81)	(71)	(132)
Total interest expense	$947	$932	$890